Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 1,686	£ 1,687	£ 1,184
Pension and other benefits	69	72	56
Share-based payments	1,976	893	11,230
Key management personnel compensation	£ 3,731	£ 2,652	£ 12,470